UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 29, 2012 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

Manage your investments online
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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	7
Statements of operations	36
Statements of changes in net assets	38
Financial highlights	44
Notes to financial statements	62
Other Fund information	76
About the organization	78

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2011 to February 29, 2012

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2011 to February 29, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,063.10	0.90%	$4.62
Class B	1,000.00	1,059.10	1.65%	8.45
Class C	1,000.00	1,059.00	1.65%	8.45
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class B	1,000.00	1,016.66	1.65%	8.27
Class C	1,000.00	1,016.66	1.65%	8.27

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,048.10	0.84%	$4.28
Class B	1,000.00	1,042.70	1.69%	8.58
Class C	1,000.00	1,042.70	1.69%	8.58
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class B	1,000.00	1,016.46	1.69%	8.47
Class C	1,000.00	1,016.46	1.69%	8.47

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,060.50	0.89%	$4.56
Class B	1,000.00	1,055.60	1.64%	8.38
Class C	1,000.00	1,056.50	1.64%	8.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.89%	$4.47
Class B	1,000.00	1,016.71	1.64%	8.22
Class C	1,000.00	1,016.71	1.64%	8.22

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free Minnesota Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.79%
Corporate-Backed Revenue Bonds	8.10%
Education Revenue Bonds	9.19%
Electric Revenue Bonds	4.09%
Healthcare Revenue Bonds	32.81%
Housing Revenue Bonds	7.15%
Lease Revenue Bonds	2.52%
Local General Obligation Bonds	11.30%
Pre-Refunded/Escrowed to Maturity Bonds	11.48%
Special Tax Revenue Bonds	5.40%
State General Obligation Bonds	4.95%
Transportation Revenue Bonds	1.80%
Short-Term Investments	0.08%
Total Value of Securities	98.87%
Receivables and Other Assets Net of Liabilities	1.13%
Total Net Assets	100.00%

Delaware Tax-Free Minnesota Intermediate Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.45%
Corporate-Backed Revenue Bonds	6.85%
Education Revenue Bonds	12.87%
Electric Revenue Bonds	4.77%
Healthcare Revenue Bonds	29.97%
Housing Revenue Bonds	1.58%
Lease Revenue Bonds	3.04%
Local General Obligation Bonds	17.52%
Pre-Refunded/Escrowed to Maturity Bonds	4.09%
Special Tax Revenue Bonds	4.19%
State General Obligation Bonds	7.27%
Transportation Revenue Bonds	3.77%
Water & Sewer Revenue Bonds	2.53%
Short-Term Investment	0.36%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

Security type/sector allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.42%
Corporate-Backed Revenue Bonds	7.15%
Education Revenue Bonds	10.06%
Electric Revenue Bonds	6.39%
Healthcare Revenue Bonds	36.35%
Housing Revenue Bonds	10.54%
Lease Revenue Bonds	2.77%
Local General Obligation Bonds	10.46%
Pre-Refunded Bonds	2.13%
Special Tax Revenue Bonds	8.75%
State General Obligation Bonds	2.52%
Transportation Revenue Bond	0.86%
Water & Sewer Revenue Bonds	0.44%
Total Value of Securities	98.42%
Receivables and Other Assets Net of Liabilities	1.58%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.79%
Corporate-Backed Revenue Bonds – 8.10%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$7,000,000	$7,018,550
Duluth Seaway Port Authority of Industrial Development
Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,521,600
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,404,080
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	19,775,000	21,549,806
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	7,302,415
		48,796,451
Education Revenue Bonds – 9.19%
Duluth Housing & Redevelopment Authority Lease Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,398,220
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,269,588
5.00% 10/1/28	8,900,000	10,147,958
5.00% 10/1/29 (NATL-RE)	5,665,000	6,096,616
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,302,813
Series 6-J1 5.00% 5/1/36	2,225,000	2,249,208
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,534,575
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,125,450
Series 7-D
5.00% 3/1/30	1,500,000	1,705,020
5.00% 3/1/40	3,000,000	3,282,300
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,149,480
(State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	2,033,244
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,396,000
Series 7-A 5.00% 10/1/39	2,000,000	2,192,080
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,015,200

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota Special Purpose Revenue State
Supported Biomed Science (Research Facilities
Funding Program) Series A 5.00% 8/1/35	$3,960,000	$4,493,452
		55,391,204
Electric Revenue Bonds – 4.09%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,174,840
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,147,870
Series A
5.00% 10/1/34	6,250,000	6,782,875
5.125% 10/1/29	3,000,000	3,248,550
Puerto Rico Electric Power Authority Revenue Series WW
5.50% 7/1/38	4,800,000	5,093,088
^ Southern Minnesota Municipal Power Agency Supply
System Revenue Capital Appreciation
Series A 6.70% 1/1/25 (NATL-RE)	5,000,000	3,180,450
		24,627,673
Healthcare Revenue Bonds – 32.81%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,101,638
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,594,335
6.20% 7/1/45	2,000,000	2,115,380
Anoka Health Care Facility (Homestead Anoka Project)
Series A
7.00% 11/1/40	1,000,000	1,043,460
7.00% 11/1/46	1,220,000	1,260,126
Anoka Housing Facilities Series B 6.875% 11/1/34	2,015,000	2,103,035
Apple Valley Economic Development Authority Health Care
Revenue (Augustana Home St. Paul Project) Series A
6.00% 1/1/40	2,700,000	2,714,418
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	744,166
5.00% 9/1/31 (RADIAN)	500,000	500,700

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Breckenridge Catholic Health Initiatives Series A
5.00% 5/1/30	$2,500,000	$2,584,275
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,288,963
5.40% 8/1/40	1,000,000	1,028,070
Glencoe Health Care Facilities Revenue (Glencoe Regional
Health Services Project) 5.00% 4/1/31	1,000,000	1,012,650
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	3,036,494
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,539,520
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,342,532
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,583,975
5.00% 11/15/34 (AMBAC)	4,750,000	4,869,985
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,037,285
Minneapolis National Marrow Donor Program
Project Revenue 4.875% 8/1/25	6,430,000	6,626,629
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,887,445
5.25% 8/15/35	2,085,000	2,320,313
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,036,320
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,854,030
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,248,494
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,831,850
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,981,338
(Fairview Health Care System)
Un-refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,272
6.375% 11/15/29	15,000	15,029

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northfield Hospital Revenue 5.375% 11/1/26	$3,785,000	$3,969,708
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,656,862
Rochester Health Care Facilities Revenue
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	7,224,007
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	1,997,741
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,576,352
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,053,000
5.25% 9/1/34	7,000,000	7,108,990
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,414,065
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,103,620
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,545,040
Series A
5.00% 5/1/25	1,035,000	1,084,639
5.125% 5/1/30	10,350,000	11,301,268
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series C
5.50% 7/1/23	3,000,000	3,378,240
5.625% 7/1/26	1,925,000	2,149,282
5.75% 7/1/30	5,000,000	5,578,650
Refunding 5.75% 7/1/39	16,975,000	18,716,634
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	8,096,235
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,208,209
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,781,060
Series A-1 5.25% 11/15/29	5,605,000	6,208,659

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	$4,000,000	$4,063,240
6.00% 11/15/35	10,340,000	10,434,507
Series A 5.70% 11/1/15	810,000	810,956
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	457,400
5.375% 5/1/43	500,000	441,780
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	1,016,890
Washington County Housing & Redevelopment
Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	990,580
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/25	2,210,000	2,659,536
5.00% 2/1/27	1,000,000	1,184,220
		197,694,097
Housing Revenue Bonds – 7.15%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,501,545
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	740,000	740,718
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,210,080
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	830,000	837,711
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,365,000	1,366,338
Minnesota Housing Finance Agency
Homeownership Finance Series D
(Non-Agency Mortgage-Backed Securities program)
4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,500,000	2,679,450
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	790,000	792,647

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency (Residential Housing)
Series A 5.30% 7/1/19	$360,000	$360,702
Series B-1 5.35% 1/1/33 (AMT)	2,050,000	2,051,271
•Series D 4.80% 7/1/38 (AMT)	2,460,000	2,476,605
Series I 4.85% 7/1/38 (AMT)	1,925,000	1,941,728
Series I 5.15% 7/1/38 (AMT)	5,075,000	5,163,863
Series L 5.10% 7/1/38 (AMT)	9,580,000	9,766,330
Series M 4.875% 7/1/37(AMT)	4,500,000	4,546,755
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	635,000	635,540
		43,071,283
Lease Revenue Bonds – 2.52%
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,583,900
5.25% 12/1/27	3,840,000	3,907,545
Series 3-12 5.125% 12/1/27	3,000,000	3,189,540
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,117,980
Series 3-11 5.00% 12/1/27	2,500,000	2,616,725
Series 9 5.25% 12/1/27	725,000	737,753
		15,153,443
Local General Obligation Bonds – 11.30%
Anoka County Capital Improvement Series A
5.00% 2/1/22	500,000	596,725
Brainerd Independent School District #181 Refunding
(School Building) Series A
4.00% 2/1/22	3,255,000	3,615,101
4.00% 2/1/23	5,990,000	6,593,013
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	11,754,410
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	6,850,000	7,072,830
^ Mahtomedi Independent School District #832
Capital Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,521,289

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	$1,200,000	$1,337,076
Series C 5.00% 3/1/28	5,000,000	5,587,950
Minneapolis Library 5.00% 12/1/25	1,500,000	1,546,410
Morris Independent School District #769 Building
5.00% 2/1/24 (NATL-RE)	4,875,000	5,062,931
New Brighton Tax Increment Series A
5.00% 2/1/27 (NATL-RE)	1,000,000	1,111,370
Prior Lake Independent School District #719 Series B
5.00% 2/1/19 (AGM)	3,145,000	3,476,420
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,096,528
^ Rosemount-Apple Valley-Eagan Independent School
District #196 Capital Appreciation Series B
5.95% 4/1/13 (AGM)	1,915,000	1,908,968
^ Sartell - St. Stephen Independent School District #748
Capital Appreciation Refunding Series B
6.00% 2/1/13 (NATL-RE)	540,000	535,313
6.05% 2/1/15 (NATL-RE)	1,075,000	1,037,311
6.10% 2/1/16 (NATL-RE)	1,750,000	1,657,583
South Washington County Independent School
District #833 Series A
4.75% 2/1/25	2,500,000	2,809,575
4.75% 2/1/26	3,600,000	4,023,072
4.75% 2/1/27	2,300,000	2,556,933
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,146,480
5.125% 12/1/24	1,000,000	1,065,720
		68,113,008
§Pre-Refunded/Escrowed to Maturity Bonds – 11.48%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	522,754
(Anoka County) 8.45% 9/1/19 (AMT) (GNMA)	9,000,000	12,879,090
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (AMT) (GNMA) (FHA) (VA)	14,115,000	20,942,567

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A 5.00% 1/1/22-13 (NATL-RE)	$2,000,000	$2,080,680
Southern Minnesota Municipal Power Agency Power
Supply Revenue Refunding
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	723,734
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,080,200
Series A 5.75% 1/1/18-13	3,790,000	4,093,958
Series B 5.50% 1/1/15 (AMBAC)	270,000	272,084
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	7,000,000	7,788,620
University of Minnesota Series A 5.50% 7/1/21	12,500,000	15,785,125
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	915,472
Willmar City (Rice Memorial Hospital Project)
5.00% 2/1/22-13 (AGM)	1,000,000	1,044,180
5.00% 2/1/25-13 (AGM)	1,000,000	1,044,180
		69,172,644
Special Tax Revenue Bonds – 5.40%
Hennepin County Sales Tax Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,514,015
5.00% 12/15/20	1,000,000	1,181,340
5.00% 12/15/24	1,150,000	1,322,017
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	3,348,900
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,000,130
Minnesota 911 Revenue (Public Safety Radio
Commission System Project)
5.00% 6/1/24	2,925,000	3,446,440
5.00% 6/1/25	2,000,000	2,344,020
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue First Subordinate
Series A
5.50% 8/1/42	5,000,000	5,449,850
5.75% 8/1/37	4,760,000	5,327,487
Series A-1 5.00% 8/1/43	3,555,000	3,784,262
Series C 5.00% 8/1/46	2,650,000	2,850,658
		32,569,119

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 4.95%
Minnesota State
Series A 5.00% 10/1/24	$8,750,000	$10,883,163
Series B
5.00% 10/1/22	2,600,000	3,274,882
5.00% 10/1/29	5,000,000	6,033,750
Puerto Rico Commonwealth Public Improvement Refunding
Series C 6.00% 7/1/39	2,800,000	3,082,800
Series D 5.75% 7/1/41	6,000,000	6,578,340
		29,852,935
Transportation Revenue Bonds – 1.80%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	1,000,000	1,111,820
5.00% 1/1/28	1,250,000	1,409,938
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	2,053,709
5.00% 8/1/35	1,145,000	1,204,071
Series B 5.00% 8/1/35	1,500,000	1,614,075
St. Paul Port Authority Revenue Refunding
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,472,383
		10,865,996
Total Municipal Bonds (cost $548,295,922)		595,307,853

	Number of shares
Short-Term Investments – 0.08%
Money Market Instrument – 0.01%
Minnesota Municipal Cash Trust	97,452	97,452
		97,452

	Principal amount
¤Variable Rate Demand Note – 0.07%
Center City Health Care Facilities Revenue
(Hazelden Foundation Project)
0.15% 11/1/35 (LOC – U.S. Bank N.A.)	$400,000	400,000
		400,000
Total Short-Term Investments (cost $497,452)		497,452

Statements of net assets
Delaware Tax-Free Minnesota Fund

Total Value of Securities – 98.87%
(cost $548,793,374)	$595,805,305
Receivables and Other Assets
Net of Liabilities – 1.13%	6,829,608
Net Assets Applicable to 46,717,970
Shares Outstanding – 100.00%	$602,634,913

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($562,245,832 / 43,595,701 Shares)	$12.90
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($2,726,416 / 211,240 Shares)	$12.91
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($37,662,665 / 2,911,029 Shares)	$12.94

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$553,456,448
Distributions in excess of net investment income	(150,992)
Accumulated net realized gain on investments	2,317,526
Net unrealized appreciation of investments	47,011,931
Total net assets	$602,634,913

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.90
Sales charge (4.50% of offering price) (B)	0.61
Offering price	$13.51

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.45%
Corporate-Backed Revenue Bonds – 6.85%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,695,000	$1,699,492
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	787,883
Minneapolis Community Planning & Economic
Development Agency (Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	745,000	751,616
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	4,000,000	4,358,999
		7,597,990
Education Revenue Bonds – 12.87%
Minnesota Colleges & Universities Revenue Fund Series A
4.00% 10/1/18	1,000,000	1,166,040
5.00% 10/1/28	1,000,000	1,140,220
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,138,100
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	269,425
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	798,045
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	365,931
4.50% 10/1/23	265,000	294,794
(State Scholastic College) Series H 5.125% 12/1/30	1,000,000	1,077,430
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,725,389
Series 6-X 5.00% 4/1/24	1,000,000	1,108,800
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,007,600
University of Minnesota Series A
5.00% 12/1/23	1,000,000	1,228,290
5.00% 12/1/26	1,000,000	1,229,400
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,734,104
		14,283,568

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.77%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	$1,000,000	$1,082,720
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,100,790
Northern Municipal Power Agency Electric
System Revenue Series A
5.00% 1/1/16 (ASSURED GTY)	700,000	806,757
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,180,430
Refunding 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,117,200
		5,287,897
Healthcare Revenue Bonds – 29.97%
Anoka Housing Facility Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	750,000	782,768
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	650,000	650,910
Fergus Falls Health Care Facilities Revenue (Lake Region
Health Care) 4.75% 8/1/25	500,000	520,450
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,769,760
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,177,660
Minneapolis National Marrow Donor Program
Project Revenue 5.00% 8/1/17	1,205,000	1,347,636
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,175,520
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	905,471
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,034,240
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,920,575

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	$475,000	$465,196
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing
Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	985,000	1,093,803
Rochester Health Care & Housing Revenue (Samaritan
Bethany) Refunding Series A 6.875% 12/1/29	950,000	1,015,332
Rochester Health Care Facilities Revenue
•(Mayo Clinic) Series A 4.00% 11/15/30	1,000,000	1,160,480
•(Mayo Clinic) Series C 4.50% 11/15/38	3,000,000	3,605,789
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,085,700
Sartell Health Care Facilities (Country Manor Campus)
Series A 6.125% 9/1/30	845,000	894,618
St. Cloud Health Care Revenue (Centracare Health System
Project) Series A 5.00% 5/1/16	500,000	572,210
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,106,920
Series C 5.625% 7/1/26	2,500,000	2,791,275
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A-2 5.25% 11/15/28	2,000,000	2,225,360
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,161,264
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	520,025
5.00% 2/1/27	1,000,000	1,069,580
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,073,140
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/23	500,000	609,585
5.00% 2/1/27	440,000	521,057
		33,256,324

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 1.58%
Minneapolis Multifamily Housing Revenue
Refunding (Trinity Apartments)
Series A 6.75% 5/1/21 (HUD)	$1,425,000	$1,426,396
Minnesota Housing Finance Agency Residential Housing
Series I 5.10% 7/1/20 (AMT)	330,000	331,429
		1,757,825
Lease Revenue Bonds – 3.04%
Puerto Rico Public Finance Series B 6.00% 8/1/25	1,125,000	1,324,620
St. Paul Housing & Redevelopment Authority
Refunding (Minnesota Public Radio)
5.00% 12/1/25	1,000,000	1,136,050
Virginia Housing & Redevelopment Authority
Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	914,822
		3,375,492
Local General Obligation Bonds – 17.52%
Anoka County Capital Improvements Series C 5.00% 2/1/27	500,000	568,815
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,198,190
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,776,575
Duluth Independent School District #709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,956,206
Hennepin County Series B 4.00% 12/1/20	500,000	596,630
Mankato Independent School District #77 (School Building)
4.125% 2/1/22	1,000,000	1,128,170
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	659,372
5.00% 3/1/28	1,000,000	1,117,590
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,632,000
Olmsted County Refunding Series A 4.00% 2/1/24	2,000,000	2,340,680
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,366,243
South Washington County Independent School
District #833 Series A 4.00% 2/1/22	750,000	825,705

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Paul Independent School District #625 (School Building)
Series A 4.00% 2/1/15	$1,020,000	$1,119,868
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,158,160
		19,444,204
§Pre-Refunded/Escrowed to Maturity Bonds – 4.09%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series C 5.00% 3/1/18-15	1,000,000	1,136,710
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 6.125% 8/1/29-14	5,000	5,561
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,677,720
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,206,150
5.75% 7/1/18	400,000	508,104
		4,534,245
Special Tax Revenue Bonds – 4.19%
@ Minneapolis Tax Increment Revenue (Ivy Tower Project)
5.50% 2/1/22	415,000	382,406
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,483,929
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,384,344
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,129,660
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue First Subordinate
Series A 6.125% 8/1/29	245,000	266,016
		4,646,355
State General Obligation Bonds – 7.27%
Minnesota State
5.00% 8/1/15	2,000,000	2,307,060
Series B 5.00% 10/1/22	400,000	503,828
Minnesota State Refunding (Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,247,450
Series D 4.00% 8/1/17	645,000	757,978

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth 5.00% 7/1/20	$2,000,000	$2,113,520
Puerto Rico Commonwealth Public Improvement
Series A 5.50% 7/1/19 (NATLE RE) (IBC)	1,000,000	1,140,560
		8,070,396
Transportation Revenue Bonds – 3.77%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Refunding Series A
5.00% 1/1/13 (AMT)	500,000	519,045
5.00% 1/1/22 (AMBAC)	1,260,000	1,413,380
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,125,090
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,125,730
		4,183,245
Water & Sewer Revenue Bonds – 2.53%
Minnesota Public Facilities Authority Series A 5.00% 3/1/22	1,000,000	1,282,200
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,524,071
		2,806,271
Total Municipal Bonds (cost $101,332,248)		109,243,812

Short-Term Investment – 0.36%
¤Variable Rate Demand Note – 0.36%
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project)
0.16% 5/1/22 (LOC – JPMorgan Chase Bank)	400,000	400,000
Total Short-Term Investment (cost $400,000)		400,000

Total Value of Securities – 98.81%
(cost $101,732,248)		109,643,812
Receivables and Other Assets
Net of Liabilities – 1.19%		1,322,640
Net Assets Applicable to 9,664,645
Shares Outstanding – 100.00%		$110,966,452

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($95,930,669 / 8,357,465 Shares)	$11.48
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($135,169 / 11,740 Shares)	$11.51
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($14,900,614 / 1,295,440 Shares)	$11.50

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$103,221,589
Undistributed net investment income	2,522
Accumulated net realized loss on investments	(169,223)
Net unrealized appreciation of investments	7,911,564
Total net assets	$110,966,452

@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $382,406, which represented 0.34% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.48
Sales charge (2.75% of offering price) (B)	0.32
Offering price	$11.80

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.42%
Corporate-Backed Revenue Bonds – 7.15%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	$2,700,000	$2,707,155
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,838,393
Minnesota Tobacco Securitization Authority
(Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	4,000,000	4,358,999
Sartell Environmental Improvement Revenue
Refunding (International Paper)
Series A 5.20% 6/1/27	1,750,000	1,759,013
		10,663,560
Education Revenue Bonds – 10.06%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy)
Series A 7.00% 8/1/38	500,000	509,250
Duluth Housing & Redevelopment Authority Lease
Revenue (Public School Academy)
Series A 5.875% 11/1/40	1,000,000	970,920
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	720,930
Series 6-J1 5.00% 5/1/36	1,000,000	1,010,880
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,520,745
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,028,370
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	887,956
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	1,029,410
5.00% 10/1/22	1,000,000	1,107,820
(State Scholastic College) Series H 5.125% 12/1/40	750,000	780,098
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,641,194
Series 7-A 5.00% 10/1/39	1,000,000	1,096,040
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue (Nova Classical Academy)
Series A 6.625% 9/1/42	1,500,000	1,564,080
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,133,950
		15,001,643

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 6.39%
Chaska Electric Revenue (Generating Facilities)
Series A 5.25% 10/1/25	$1,000,000	$1,082,720
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,984,465
Northern Municipal Power Agency Electric System
Revenue Refunding Series A 5.00% 1/1/18
(ASSURED GTY)	1,000,000	1,197,730
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,750,331
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,164,380
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,353,957
		9,533,583
Healthcare Revenue Bonds – 36.35%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	709,065
Anoka Health Care Facility Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,704,269
Anoka Housing & Redevelopment Authority Revenue
Series A 6.875% 5/1/40	1,000,000	1,045,910
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,006,050
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,351,890
Refunding 5.00% 9/1/20	1,150,000	1,239,470
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,067,420
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	500,185
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,130,063
5.00% 4/1/31	1,965,000	1,989,857
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	973,850

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	$2,200,000	$2,314,092
5.25% 5/1/37	1,000,000	1,029,320
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,241,696
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	294,415
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,075,780
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	559,262
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	978,380
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	508,750
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	1,037,500
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,571,700
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	404,464
6.00% 4/1/41	1,250,000	1,253,950
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,068,770
7.375% 12/1/41	375,000	406,384
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.25% 9/1/36	925,000	980,852
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	1,015,570
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,636,260
Series A 5.125% 5/1/30	2,125,000	2,320,309

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	$2,330,000	$2,569,058
Series C 5.50% 7/1/23	1,000,000	1,126,080
St. Paul Housing & Redevelopment Authority Health
Care Revenue Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,024,840
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	803,356
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,252,450
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,020,850
6.00% 11/15/30	1,000,000	1,015,810
Series A 5.70% 11/1/15	495,000	495,584
Series B 5.85% 11/1/17	250,000	250,273
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.375% 5/1/43	1,000,000	883,560
Stillwater Health Care Revenue (Health System
Obligation Group)
5.00% 6/1/25	2,000,000	2,074,840
5.00% 6/1/35	1,000,000	1,016,890
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,714,715
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,529,385
		54,193,174
Housing Revenue Bonds – 10.54%
Chanhassen Multifamily Housing Revenue
(Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (HUD) (AMT)	300,000	300,411
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	868,590

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	$2,050,000	$2,051,989
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,090,000	1,090,022
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	525,000	525,515
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	542,599	551,845
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	590,013
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,289,371
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	900,000	912,780
Series I 4.85% 7/1/38 (AMT)	1,110,000	1,119,646
Series L 5.10% 7/1/38 (AMT)	1,455,000	1,483,300
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,525,975
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,009
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	759,510
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	632,640
		15,706,616
Lease Revenue Bonds – 2.77%
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,046,690
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt)
5.00% 8/1/29	2,660,000	3,088,446
		4,135,136
Local General Obligation Bonds – 10.46%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,075,970
Farmington Independent School District #192
Series B 5.00% 2/1/27 (AGM)	1,000,000	1,098,030

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	$1,105,000	$1,260,241
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,129,599
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,032,530
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	557,115
Series C 5.00% 3/1/28	1,000,000	1,117,590
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,632,000
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	774,885
South Washington County Independent School
District #833 Series A 4.75% 2/1/27	1,500,000	1,667,565
Todd Morrison Cass & Wadena Counties United Hospital
District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	654,676
5.125% 12/1/24	205,000	218,473
5.25% 12/1/26	1,540,000	1,634,895
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,737,240
		15,590,809
§Pre-Refunded Bonds – 2.13%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,075,140
Minneapolis - St. Paul Metropolitan Airports Commission
5.00% 1/1/28-13 (NATL-RE)	740,000	767,617
Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,333,587
		3,176,344
Special Tax Revenue Bonds – 8.75%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,194,450
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,772,010
5.00% 12/15/24	1,000,000	1,149,580

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	$1,170,000	$1,203,649
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	680,469
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	495,505
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,155,430
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinate Series A
5.00% 8/1/46	1,750,000	1,882,510
5.75% 8/1/37	790,000	884,184
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,586,595
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,035,820
		13,040,202
State General Obligation Bonds – 2.52%
Minnesota State
Series A 5.00% 10/1/24	1,000,000	1,243,790
Series B 5.00% 10/1/22	2,000,000	2,519,140
		3,762,930
Transportation Revenue Bond – 0.86%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	1,260,000	1,274,956
		1,274,956
Water & Sewer Revenue Bonds – 0.44%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Senior Lien Series A
5.25% 7/1/42	260,000	260,372
6.00% 7/1/47	365,000	393,700
		654,072
Total Municipal Bonds (cost $139,220,763)		146,733,025

Total Value of Securities – 98.42%
(cost $139,220,763)	$146,733,025
Receivables and Other Assets
Net of Liabilities – 1.58%	2,349,054
Net Assets Applicable to 13,663,409
Shares Outstanding – 100.00%	$149,082,079

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($117,319,364 / 10,756,703 Shares)	$10.91
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($2,267,280 / 207,589 Shares)	$10.92
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($29,495,435 / 2,699,117 Shares)	$10.93

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$145,159,368
Accumulated net realized loss on investments	(3,589,551)
Net unrealized appreciation of investments	7,512,262
Total net assets	$149,082,079

§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 “Notes to financial statements.”
@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $2,395,184, which represented 1.61% of the Fund’s net assets. See Note 9 “Notes to financial statements.”

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.91
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.42

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended February 29, 2012 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$13,996,835	$2,132,300	$3,424,354

Expenses:
Management fees	1,579,857	262,527	388,944
Distribution expenses – Class A	680,305	113,409	139,366
Distribution expenses – Class B	15,334	669	12,310
Distribution expenses – Class C	173,833	70,110	136,781
Dividend disbursing and transfer agent
fees and expenses	148,874	35,581	50,631
Accounting and administration expenses	114,459	20,644	27,804
Legal fees	24,172	8,720	7,635
Reports and statements to shareholders	21,050	4,614	7,481
Registration fees	17,324	10,348	8,552
Trustees’ fees	15,363	2,774	3,732
Pricing fees	7,584	4,409	5,649
Audit and tax	7,363	6,127	6,013
Custodian fees	5,666	1,375	1,675
Insurance fees	5,060	1,406	1,209
Consulting fees	2,163	385	527
Trustees’ expenses	1,169	240	324
Dues and services	—	1,028	475
	2,819,576	544,366	799,108
Less fees waived	(58,266)	—	(58,239)
Less waived distribution expenses – Class A	—	(45,363)	—
Less expense paid indirectly	(71)	(15)	(23)
Total operating expenses	2,761,239	498,988	740,846
Net Investment Income	11,235,596	1,633,312	2,683,508

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$2,289,314	$539,254	$(354,714)
Net change in unrealized appreciation
(depreciation) on investments	22,228,366	2,729,382	5,862,519
Net Realized and Unrealized Gain	24,517,680	3,268,636	5,507,805

Net Increase in Net Assets
Resulting from Operations	$35,753,276	$4,901,948	$8,191,313

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,235,596	$23,219,831
Net realized gain	2,289,314	5,727,375
Net change in unrealized appreciation (depreciation)	22,228,366	(17,549,949)
Net increase in net assets resulting from operations	35,753,276	11,397,257

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(10,631,188)	(21,934,140)
Class B	(48,550)	(166,719)
Class C	(548,485)	(1,159,231)

Net realized gain on investments:
Class A	(4,685,181)	(2,377,491)
Class B	(27,936)	(25,548)
Class C	(298,043)	(157,451)
	(16,239,383)	(25,820,580)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,197,527	33,925,958
Class B	—	114
Class C	3,311,537	4,786,945

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	11,209,605	16,441,608
Class B	59,288	130,489
Class C	739,810	1,079,596
	33,517,767	56,364,710

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(23,583,078)	$(85,566,853)
Class B	(1,126,356)	(3,466,023)
Class C	(1,979,770)	(9,482,119)
	(26,689,204)	(98,514,995)
Increase (decrease) in net assets derived from
capital share transactions	6,828,563	(42,150,285)
Net Increase (Decrease) in Net Assets	26,342,456	(56,573,608)

Net Assets:
Beginning of period	576,292,457	632,866,065
End of period	$602,634,913	$576,292,457

Distributions in excess of net investment income	$(150,992)	$(150,996)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,633,312	$3,410,499
Net realized gain	539,254	27,316
Net change in unrealized appreciation (depreciation)	2,729,382	(1,912,414)
Net increase in net assets resulting from operations	4,901,948	1,525,401

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(1,463,984)	(3,042,351)
Class B	(1,592)	(3,741)
Class C	(166,700)	(366,017)
	(1,632,276)	(3,412,109)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,926,715	14,007,052
Class C	1,835,307	2,568,568

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	998,968	1,999,803
Class B	1,592	3,714
Class C	137,962	282,643
	13,900,544	18,861,780

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(6,755,967)	$(23,024,565)
Class B	(5,432)	(36,216)
Class C	(1,450,479)	(3,293,158)
	(8,211,878)	(26,353,939)
Increase (decrease) in net assets derived from
capital share transactions	5,688,666	(7,492,159)
Net Increase (Decrease) in Net Assets	8,958,338	(9,378,867)

Net Assets:
Beginning of period	102,008,114	111,386,981
End of period	$110,966,452	$102,008,114

Undistributed net investment income	$2,522	$2,522

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,683,508	$5,703,713
Net realized gain (loss)	(354,714)	901,530
Net change in unrealized appreciation (depreciation)	5,862,519	(4,620,709)
Net increase in net assets resulting from operations	8,191,313	1,984,534

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,197,919)	(4,637,136)
Class B	(39,384)	(116,820)
Class C	(436,632)	(920,280)
	(2,673,935)	(5,674,236)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,047,709	13,547,458
Class B	—	717
Class C	2,758,925	3,701,679

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,483,396	2,968,440
Class B	36,279	98,527
Class C	353,269	738,115
	13,679,578	21,054,936

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(6,393,893)	$(23,834,496)
Class B	(753,943)	(1,224,390)
Class C	(1,406,758)	(5,761,704)
	(8,554,594)	(30,820,590)
Increase (decrease) in net assets derived from
capital share transactions	5,124,984	(9,765,654)
Net Increase (Decrease) in Net Assets	10,642,362	(13,455,356)

Net Assets:
Beginning of period	138,439,717	151,895,073
End of period	$149,082,079	$138,439,717

Distributions in excess of net investment income	$—	$(122)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$12.480	$12.730	$12.180	$12.120	$12.170	$12.490

0.246	0.492	0.484	0.474	0.495	0.511
0.528	(0.198)	0.550	0.107	(0.041)	(0.313)
0.774	0.294	1.034	0.581	0.454	0.198

(0.245)	(0.492)	(0.484)	(0.473)	(0.502)	(0.507)
(0.109)	(0.052)	—	(0.048)	(0.002)	(0.011)
(0.354)	(0.544)	(0.484)	(0.521)	(0.504)	(0.518)

$12.900	$12.480	$12.730	$12.180	$12.120	$12.170

6.31%	2.50%	8.66%	5.04%	3.77%	1.58%

$562,246	$538,170	$586,651	$559,393	$574,914	$578,194

0.90%	0.91%	0.93%	0.92%	0.93%	0.94%
—	—	—	0.01%	0.18%	0.29%
0.90%	0.91%	0.93%	0.93%	1.11%	1.23%

0.92%	0.93%	0.93%	0.94%	0.93%	0.96%
—	—	—	0.01%	0.18%	0.29%
0.92%	0.93%	0.93%	0.95%	1.11%	1.25%

3.91%	4.02%	3.89%	4.03%	4.05%	4.12%

3.89%	4.00%	3.89%	4.01%	4.05%	4.10%
9%	12%	20%	20%	17%	7%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$12.490	$12.740	$12.190	$12.130	$12.180	$12.500

0.199	0.400	0.391	0.386	0.403	0.419
0.528	(0.197)	0.550	0.107	(0.041)	(0.314)
0.727	0.203	0.941	0.493	0.362	0.105

(0.198)	(0.401)	(0.391)	(0.385)	(0.410)	(0.414)
(0.109)	(0.052)	—	(0.048)	(0.002)	(0.011)
(0.307)	(0.453)	(0.391)	(0.433)	(0.412)	(0.425)

$12.910	$12.490	$12.740	$12.190	$12.130	$12.180

5.91%	1.74%	7.85%	4.26%	2.99%	0.82%

$2,726	$3,697	$7,234	$9,506	$11,593	$15,674

1.65%	1.66%	1.68%	1.67%	1.68%	1.69%
—	—	—	0.01%	0.18%	0.29%
1.65%	1.66%	1.68%	1.68%	1.86%	1.98%

1.67%	1.68%	1.68%	1.69%	1.68%	1.71%
—	—	—	0.01%	0.18%	0.29%
1.67%	1.68%	1.68%	1.70%	1.86%	2.00%

3.16%	3.27%	3.14%	3.28%	3.30%	3.37%

3.14%	3.25%	3.14%	3.26%	3.30%	3.35%
9%	12%	20%	20%	17%	7%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$12.520	$12.780	$12.220	$12.160	$12.200	$12.530

0.199	0.401	0.392	0.386	0.403	0.418
0.529	(0.207)	0.560	0.107	(0.031)	(0.323)
0.728	0.194	0.952	0.493	0.372	0.095

(0.199)	(0.402)	(0.392)	(0.385)	(0.410)	(0.414)
(0.109)	(0.052)	—	(0.048)	(0.002)	(0.011)
(0.308)	(0.454)	(0.392)	(0.433)	(0.412)	(0.425)

$12.940	$12.520	$12.780	$12.220	$12.160	$12.200

5.90%	1.66%	7.91%	4.25%	3.06%	0.73%

$37,663	$34,425	$38,981	$34,174	$27,585	$26,830

1.65%	1.66%	1.68%	1.67%	1.68%	1.69%
—	—	—	0.01%	0.18%	0.29%
1.65%	1.66%	1.68%	1.68%	1.86%	1.98%

1.67%	1.68%	1.68%	1.69%	1.68%	1.71%
—	—	—	0.01%	0.18%	0.29%
1.67%	1.68%	1.68%	1.70%	1.86%	2.00%

3.16%	3.27%	3.14%	3.28%	3.30%	3.37%

3.14%	3.25%	3.14%	3.26%	3.30%	3.35%
9%	12%	20%	20%	17%	7%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.130	$11.290	$10.820	$10.720	$10.610	$10.860

0.180	0.375	0.376	0.384	0.414	0.445
0.350	(0.160)	0.469	0.100	0.110	(0.250)
0.530	0.215	0.845	0.484	0.524	0.195

(0.180)	(0.375)	(0.375)	(0.384)	(0.414)	(0.445)
(0.180)	(0.375)	(0.375)	(0.384)	(0.414)	(0.445)

$11.480	$11.130	$11.290	$10.820	$10.720	$10.610

4.81%	2.02%	7.96%	4.67%	5.00%	1.80%

$95,931	$87,924	$96,568	$78,021	$58,465	$48,477
0.84%	0.84%	0.82%	0.75%	0.75%	0.76%

0.94%	0.95%	0.96%	0.97%	0.95%	1.00%
3.23%	3.43%	3.42%	3.62%	3.83%	4.11%

3.13%	3.32%	3.28%	3.40%	3.63%	3.87%
16%	24%	22%	12%	27%	15%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.170	$11.330	$10.850	$10.750	$10.640	$10.890

0.133	0.283	0.284	0.295	0.322	0.353
0.340	(0.160)	0.479	0.100	0.110	(0.250)
0.473	0.123	0.763	0.395	0.432	0.103

(0.133)	(0.283)	(0.283)	(0.295)	(0.322)	(0.353)
(0.133)	(0.283)	(0.283)	(0.295)	(0.322)	(0.353)

$11.510	$11.170	$11.330	$10.850	$10.750	$10.640

4.27%	1.16%	7.14%	3.79%	4.10%	0.94%

$135	$135	$170	$317	$908	$1,713
1.69%	1.69%	1.67%	1.60%	1.60%	1.61%

1.69%	1.70%	1.71%	1.72%	1.70%	1.75%
2.38%	2.58%	2.57%	2.77%	2.98%	3.26%

2.38%	2.57%	2.53%	2.65%	2.88%	3.12%
16%	24%	22%	12%	27%	15%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.160	$11.320	$10.840	$10.740	$10.630	$10.880

0.133	0.283	0.283	0.295	0.322	0.353
0.340	(0.160)	0.479	0.100	0.110	(0.250)
0.473	0.123	0.762	0.395	0.432	0.103

(0.133)	(0.283)	(0.282)	(0.295)	(0.322)	(0.353)
(0.133)	(0.283)	(0.282)	(0.295)	(0.322)	(0.353)

$11.500	$11.160	$11.320	$10.840	$10.740	$10.630

4.27%	1.16%	7.14%	3.78%	4.10%	0.94%

$14,900	$13,949	$14,649	$11,276	$7,126	$4,936
1.69%	1.69%	1.67%	1.60%	1.60%	1.61%

1.69%	1.70%	1.71%	1.72%	1.70%	1.75%
2.38%	2.58%	2.57%	2.77%	2.98%	3.26%

2.38%	2.57%	2.53%	2.65%	2.88%	3.12%
16%	24%	22%	12%	27%	15%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.490	$10.710	$9.910	$10.000	$10.180	$10.530

0.210	0.430	0.415	0.422	0.418	0.430
0.419	(0.222)	0.798	(0.091)	(0.180)	(0.350)
0.629	0.208	1.213	0.331	0.238	0.080

(0.209)	(0.428)	(0.413)	(0.421)	(0.418)	(0.430)
(0.209)	(0.428)	(0.413)	(0.421)	(0.418)	(0.430)

$10.910	$10.490	$10.710	$9.910	$10.000	$10.180

6.05%	2.12%	12.46%	3.63%	2.35%	0.71%

$117,319	$108,830	$119,038	$107,951	$116,999	$109,807
0.89%	0.91%	0.93%	0.89%	0.89%	0.90%

0.97%	0.98%	0.98%	0.97%	0.97%	1.00%
3.95%	4.20%	4.02%	4.49%	4.11%	4.09%

3.87%	4.13%	3.97%	4.41%	4.03%	3.99%
9%	5%	11%	12%	10%	10%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.510	$10.720	$9.920	$10.010	$10.190	$10.550

0.170	0.354	0.338	0.352	0.341	0.351
0.410	(0.212)	0.798	(0.091)	(0.179)	(0.360)
0.580	0.142	1.136	0.261	0.162	(0.009)

(0.170)	(0.352)	(0.336)	(0.351)	(0.342)	(0.351)
(0.170)	(0.352)	(0.336)	(0.351)	(0.342)	(0.351)

$10.920	$10.510	$10.720	$9.920	$10.010	$10.190

5.56%	1.46%	11.62%	2.86%	1.58%	(0.13% )

$2,267	$2,892	$4,130	$4,995	$5,907	$7,334
1.64%	1.66%	1.68%	1.64%	1.64%	1.65%

1.72%	1.73%	1.73%	1.72%	1.72%	1.75%
3.20%	3.45%	3.27%	3.74%	3.36%	3.34%

3.12%	3.38%	3.22%	3.66%	3.28%	3.24%
9%	5%	11%	12%	10%	10%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$10.510	$10.730	$9.930	$10.020	$10.200	$10.550

0.170	0.354	0.338	0.352	0.342	0.351
0.420	(0.222)	0.798	(0.091)	(0.181)	(0.350)
0.590	0.132	1.136	0.261	0.161	0.001

(0.170)	(0.352)	(0.336)	(0.351)	(0.341)	(0.351)
(0.170)	(0.352)	(0.336)	(0.351)	(0.341)	(0.351)

$10.930	$10.510	$10.730	$9.930	$10.020	$10.200

5.65%	1.36%	11.61%	2.85%	1.58%	(0.04% )

$29,496	$26,718	$28,727	$24,740	$28,849	$26,016
1.64%	1.66%	1.68%	1.64%	1.64%	1.65%

1.72%	1.73%	1.73%	1.72%	1.72%	1.75%
3.20%	3.45%	3.27%	3.74%	3.36%	3.34%

3.12%	3.38%	3.22%	3.66%	3.28%	3.24%
9%	5%	11%	12%	10%	10%

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	February 29, 2012 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax Free Funds are individually referred to as a Trust and collectively as Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund or collectively as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for the Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Short-term debt securities are valued at market value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2008 – August 31, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended February 29, 2012.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 29, 2012.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 29, 2012, the Funds earned the following under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$71	$15	$23

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 28, 2012. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended February 29, 2012, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$14,392	$2,596	$3,496

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 28, 2012 to no more than 0.15% of average daily net assets.

At February 29, 2012, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fees
payable to DMC	$251,471	$43,572	$55,073
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	13,401	2,448	3,293
Distribution fees payable
to DDLP	142,730	22,987	47,879
Other expenses payable to
DMC and affiliates*	13,030	3,534	5,111

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 29, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$8,345	$1,507	$2,024

For the six months ended February 29, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$32,488	$6,305	$21,083

For the six months ended February 29, 2012, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$0	$0	$3,125
Class B	338	0	600
Class C	100	284	245

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$57,033,976	$23,585,143	$17,862,404
Sales	54,240,563	17,024,227	11,903,127

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

At February 29, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$548,580,199	$101,727,792	$139,048,018
Aggregate unrealized appreciation	$47,473,285	$7,964,859	$8,364,649
Aggregate unrealized depreciation	(248,179)	(48,839)	(679,642)
Net unrealized appreciation	$47,225,106	$7,916,020	$7,685,007

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 29, 2012:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$595,307,853	$595,307,853
Short-Term Investments	97,452	400,000	497,452
Total	$97,452	$595,707,853	$595,805,305

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Municipal Bonds	$109,243,812
Short-Term Investment	400,000
$109,643,812

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Municipal Bonds	$146,733,025

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended February 29, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2012 and the year ended August 31, 2011 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/29/12*
Ordinary income	$17,981	$—	$—
Tax-exempt income	11,210,242	1,632,276	2,673,935
Long-term capital gain	5,011,160	—	—
Total	$16,239,383	$1,632,276	$2,673,935

Year Ended 8/31/11
Ordinary income	$1,050,612	$10,335	$9,171
Tax-exempt income	23,194,282	3,401,774	5,665,065
Long-term capital gain	1,575,686	—	—
Total	$25,820,580	$3,412,109	$5,674,236

*Tax information for the six months ended February 29, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2012, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$553,456,448	$103,221,589	$145,159,368
Undistributed ordinary income	225,664	—	—
Distributions payable	(425,927)	(61,972)	(106,003)
Undistributed long-term capital gains	1,878,687	—	—
Undistributed tax-exempt income	274,935	64,494	106,003
Realized gains (losses) 9/1/11-2/29/12	—	343,369	(337,251)
Capital loss carryforwards as of 8/31/11	—	(517,048)	(3,425,045)
Unrealized appreciation	47,225,106	7,916,020	7,685,007
Net assets	$602,634,913	$110,966,452	$149,082,079

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payables.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed net investment income	$(7,369)	$(1,036)	$(9,451)
Accumulated net realized gain (loss)	7,369	1,036	9,451

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2011 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2012	$—	$25,904
2014	73,315	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
2018	—	2,974,512
Total	$517,048	$3,425,045

For the six months ended February 29, 2012, the Funds had capital gains (losses), which may increase (decrease) the capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Minnesota
Minnesota	High-Yield Municipal
Intermediate Fund	Bond Fund
$343,369	$(337,251)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/29/12	8/31/11	2/29/12	8/31/11	2/29/12	8/31/11
Shares sold:
Class A	1,440,700	2,784,944	976,959	1,278,854	845,790	1,315,787
Class B	—	9	—	—	—	70
Class C	259,195	389,789	161,775	233,759	257,237	355,964

Shares issued upon reinvestment of dividends and distributions:
Class A	891,254	1,346,957	88,751	182,978	138,821	289,772
Class B	4,712	10,683	143	339	3,392	9,606
Class C	58,664	88,175	12,233	25,813	32,998	71,925
	2,654,525	4,620,557	1,239,861	1,721,743	1,278,238	2,043,124

Shares repurchased:
Class A	(1,864,706)	(7,071,017)	(604,614)	(2,115,142)	(599,129)	(2,349,386)
Class B	(89,530)	(282,324)	(484)	(3,322)	(71,022)	(119,593)
Class C	(156,953)	(779,160)	(128,740)	(303,643)	(132,307)	(563,750)
	(2,111,189)	(8,132,501)	(733,838)	(2,422,107)	(802,458)	(3,032,729)
Net increase (decrease)	543,336	(3,511,944)	506,023	(700,364)	475,780	(989,605)

For the six months ended February 29, 2012 and the year ended August 31, 2011, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six months Ended			Year Ended
	2/29/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	66,999	67,079	$842,566	175,162	175,266	$2,154,184
Delaware Tax-Free Minnesota
Intermediate Fund	60	60	674	1,576	1,580	17,494
Delaware Minnesota High-Yield
Municipal Bond Fund	20,306	20,353	215,885	46,556	46,619	480,052

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of February 29, 2012 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 29, 2012, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

9. Credit and Market Risk (continued)

a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 29, 2012, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
15%	15%	13%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of February 29, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 29, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Tax Free Intermediate Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on their behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR TAX FREE FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 2, 2012